General	12 Months Ended
Dec. 31, 2020
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Gamida Cell Ltd. (the “Company”), founded in 1998, is an advanced cell therapy company committed to finding cures for patients with blood cancers and serious blood diseases. The Company develops novel curative treatments using stem cells and Natural Killer (NK) cells.

b.	The Company has created a novel NAM cell expansion technology platform that is designed to enhance the number and functionality of allogenic donor cells. This proprietary therapeutic platform may enable the development of therapies with the potential to improve treatment outcomes beyond what is possible with current donor-derived therapies.

The lead product candidate, omidubicel, is an advanced cell therapy in development as a potential life-saving treatment option for patients in need of a bone marrow transplant (BMT). In May 2020, the Company reported that omidubicel met its primary endpoint in an international, randomized, multi-center Phase 3 clinical study in 125 patients with high-risk hematologic malignancies undergoing bone marrow transplant and who had no available matched donor. The study evaluated the safety and efficacy of omidubicel compared to standard umbilical cord blood. BMT with a graft derived from bone marrow or peripheral blood cells of a matched donor is currently the standard of care treatment for many of these patients, but there is a significant unmet need for patients who cannot find a fully matched donor.

In October 2020, the Company reported that omidubicel met all three of its secondary endpoints. All three secondary endpoints demonstrated a statistically significant improvement among patients who received omidubicel compared to the comparator group.

Omidubicel is the first bone marrow transplant product to receive Breakthrough Therapy Designation from the U.S. Food and Drug Administration and has received orphan drug designation in the U.S. and in Europe.

In addition to omidubicel, the Company is developing GDA-201, an investigational NK cell-based cancer immunotherapy to be used in combination with standard-of-care therapeutic antibodies. NK cells have potent anti-tumor properties and have the advantage over other oncology cell therapies of not requiring genetic matching, potentially enabling NK cells to serve as a universal donor-based therapy when combined with certain antibodies. GDA-201 is currently in an investigator-sponsored Phase 1/2 study for the treatment of relapsed or refractory non-Hodgkin lymphoma (NHL). In December 2020, the Company reported updated and expanded results from the Phase 1 clinical study at the Annual Meeting of the American Society of Hematology, or ASH. The data from the first 35 patients demonstrated that GDA-201 was clinically active and generally well tolerated. Among the 19 patients with NHL, 13 complete responses and one partial response were observed, with an overall response rate of 74 percent and a complete response rate of 68 percent.

c.	The Company is devoting substantially all of its efforts toward research and development activities. In the course of such activities, the Company has sustained operating losses and expects such losses to continue in the foreseeable future. The Company’s accumulated deficit as of December 31, 2020 was $276,268 and negative cash flows from operating activities during the year ended December 31, 2020 was $ 48,627. The Company’s management plan is to seek for additional financing as required to fund its operations until achieving positive cash flows. Refer to Note 15 in respect to subsequent event.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern.

d.	Definitions:

In these financial statements:

The Company	-	Gamida Cell Ltd. and its subsidiary

Subsidiary		Gamida Cell Inc. Incorporated in 2000 and intended to focus on sales and marketing upon product approval

Related parties	-	As defined in IAS 24

Dollar	-	U.S. dollar